Earnings Per Common Share	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Common Share
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share amounts):

	September 30,
	2017	2016
Nine Months Ended
Net loss for basic and diluted earnings per share	$(58,658)	$(104,277)

Common shares outstanding and common stock equivalents:
Weighted average shares basic	71,826	50,971
Effect of dilutive securities	—	—
Weighted average common shares - diluted	71,826	50,971

Loss per share:
Basic	$(0.82)	$(2.05)
Diluted	$(0.82)	$(2.05)

The following is a summary of anti-dilutive equity awards not included in detailed earnings per share computations due to the net losses realized for the nine months ended September 30, 2017 and 2016 (in thousands).

	September 30,
	2017	2016
Nine Months Ended	3,296	3,668